INVESTMENTS IN ASSOCIATES - Disclosure of detailed information about carrying value of investments in associates (Details) - CAD ($) $ in Thousands				12 Months Ended
	Oct. 10, 2018	Oct. 02, 2018	Sep. 12, 2018	Aug. 31, 2020	Aug. 31, 2019
Disclosure of associates [line items]
Balance			$ 0	$ 11,108	$ 0
Additions					13,408
Transaction costs					322
Distributions					(374)
Share of net loss				(1,187)	(1,261)
Impairment loss				(3,000)	(950)
Elimination of proportionate share of transactions with associates				(14)
Foreign currency translation gain (loss)				94	(37)
Balance				$ 7,001	11,108
ALPHA-CANNABIS PHARMA GMBH [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	25.00%			25.00%
Balance			0	$ 3,496	0
Additions					3,408
Transaction costs					160
Distributions					0
Share of net loss				(75)	(50)
Impairment loss				0	0
Elimination of proportionate share of transactions with associates				(14)
Foreign currency translation gain (loss)				94	(22)
Balance				$ 3,501	3,496
EVIANA HEALTH CORPORATION [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		21.40%		19.90%
Balance			$ 0	$ 3,000	0
Additions					5,000
Transaction costs					73
Distributions					(374)
Share of net loss				(0)	(734)
Impairment loss				(3,000)	(950)
Elimination of proportionate share of transactions with associates				0
Foreign currency translation gain (loss)				(0)	(15)
Balance				$ 0	3,000
HYASYNTH BIOLOGICALS INC. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate			43.40%	43.40%
Balance			$ 0	$ 4,612	0
Additions					5,000
Transaction costs					89
Distributions					0
Share of net loss				(1,112)	(477)
Impairment loss				0
Elimination of proportionate share of transactions with associates				0
Foreign currency translation gain (loss)				0	0
Balance				$ 3,500	$ 4,612